Non-controlling Interests - Balance Sheets (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Current assets	$ 72,052,868	$ 87,044,703
Non-current assets	225,117,725	210,175,398
Total assets	297,170,593	297,220,101
Liabilities:
Current liabilities	48,531,443	50,764,817
Non-current liabilities	144,108,459	146,798,370
Total liabilities	192,639,902	197,563,187
Sky
ASSETS
Current assets	12,508,441	9,674,314
Non-current assets	19,003,827	19,753,797
Total assets	31,512,268	29,428,111
Liabilities:
Current liabilities	4,948,165	3,357,249
Non-current liabilities	9,699,401	10,092,917
Total liabilities	14,647,566	13,450,166
Net assets	16,864,702	15,977,945
Empresas Cablevision
ASSETS
Current assets	5,324,452	4,198,306
Non-current assets	18,158,208	18,220,182
Total assets	23,482,660	22,418,488
Liabilities:
Current liabilities	4,603,918	4,502,789
Non-current liabilities	2,447,627	2,684,242
Total liabilities	7,051,545	7,187,031
Net assets	$ 16,431,115	$ 15,231,457